File No. 33-68778

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 3

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

       THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 79
  TELEPHONE GROWTH TRUST, SERIES 1 TELEPHONE GROWTH & TREASURY
                   SECURITIES TRUST, SERIES 2
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  December 31, 1997
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)

     Pursuant to Rule 24f-2 under the Investment Company  Act  of
1940,   the  issuer  has  registered  an  indefinite  amount   of
securities.   A 24f-2 Notice for the offering was last  filed  on
October 10, 1997.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 79
                       TELEPHONE GROWTH TRUST, SERIES 1
                               5,405,997 UNITS


PROSPECTUS
Part One
Dated December 26, 1997

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Telephone Growth Trust, Series 1 (the "Trust") is a Unit investment trust consisting of a portfolio of common stocks issued by companies which are involved in the telephone industry, including common stock of foreign issuers in American Depository Receipt ("ADR") form. At November 17, 1997, each Unit represented a 1/5,405,997 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per 100 Units is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital accounts of the Trust, divided by the number of Units outstanding, multiplied by 100, plus a sales charge of 2.9% of the Public Offering Price (2.987% of the amount invested, excluding income and principal cash). At November 17, 1997, the Public Offering Price per 100 Units was $1,451.78 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 79
                       TELEPHONE GROWTH TRUST, SERIES 1
           SUMMARY OF ESSENTIAL INFORMATION AS OF NOVEMBER 17, 1997
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                     Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                    5,405,997
Fractional Undivided Interest in the Trust per Unit              1/5,405,997
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                 $75,894,927
  Aggregate Value of Securities per 100 Units                      $1,403.90
  Income and Principal cash in the Portfolio                        $321,541
  Income and Principal cash per 100 Units                              $5.95
  Sales Charge 2.987% (2.9% of Public Offering Price,
    excluding income and principal cash)                              $41.93
  Public Offering Price per 100 Units                              $1,451.78
Redemption Price and Sponsor's Repurchase Price per 100 Units
  ($41.93 less than the Public Offering Price per 100 Units)       $1,409.85

Date Trust Established                                    September 29, 1993
Mandatory Termination Date                                   October 1, 2000
Evaluator's Annual Fee: $.30 per 100 Units outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an                        Maximum of $.25 per 100
  affiliate of the Sponsor                        Units outstanding annually

Trustee's Annual Fee:  $.90 per 100 Units outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the fifteenth day of the month to Unit holders of record on the first day of such month if the amount available for distribution equals at least $1.00 per 100 Units. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each March, June, September and December.
Income Distribution Date:  Last day of each March, June, September and
December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon tendering Units for redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 79,
Telephone Growth Trust, Series 1

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Special Situations Trust, Series 79, Telephone Growth Trust, Series 1 as of August 31, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 79, Telephone Growth Trust, Series 1 at August 31, 1997, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
December 5, 1997

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 79
                       TELEPHONE GROWTH TRUST, SERIES 1

                     STATEMENT OF ASSETS AND LIABILITIES

                               August 31, 1997


                                    ASSETS

Equity securities, at market value
  (cost $52,235,723)(Note 1)                                     $69,487,700
Cash                                                                 408,875
Dividends receivable                                                 320,724
Receivable from investment transactions                              123,998
                                                                ____________
                                                                  70,341,297

                          LIABILITIES AND NET ASSETS

Unit redemptions payable                                             124,726
Accrued liabilities                                                   22,077
                                                                ____________
                                                                     146,803
                                                                ____________

Net assets, applicable to 5,566,400 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                     $52,235,723
  Net unrealized appreciation (Note 2)               17,251,977
  Distributable funds                                   706,794
                                                   ____________

                                                                 $70,194,494
                                                                ============

Net asset value per 100 units                                      $1,261.04
                                                                ============


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 79
                       TELEPHONE GROWTH TRUST, SERIES 1

                     PORTFOLIO - See notes to portfolio.

                               August 31, 1997


   Number of                                                         Market
     Shares         Name of Issuer of Equity Securities              Value

     38,039         Airtouch Communications, Inc.                   $1,286,213
     81,800         Alcatel Alsthom                                  2,014,325
     68,629         ALLTEL Corporation                               2,170,392
    114,810         Aliant Communications, Inc. (formerly
                      Lincoln Telecommunications Company)            2,597,576
     34,848 (1)     AT&T Corporation                                 1,359,072
     48,220         Ameritech Corporation                            3,022,815
    124,924 (2)(3)  BCE, Inc.                                        3,536,973
     67,778 (4)     Bell Atlantic Corporation                        4,905,433
     67,951         BellSouth Corporation                            2,989,845
     31,200 (5)     British Telecommunications PLC                   2,018,266
    104,930 (5)     Cable & Wireless PLC                             2,793,761
     74,490         Century Telephone Enterprises, Inc.              2,704,955
    108,187 (5)(6)  Compania de Telefonos de Chile S.A.              3,252,426
     53,938         GTE Corporation                                  2,403,639
    131,662 (5)     Hong Kong Telecommunications, Ltd.               2,789,654
     11,456 (1)     Lucent Technologies, Inc.                          892,136
     74,268         MCI Communications Corporation                   2,116,639
     76,247 (7)     SBC Communications, Inc.                         4,145,931
     56,386         Sprint Corporation                               2,650,142
     95,974 (3)(5)  Telecom Corporation of New Zealand, Ltd.         3,766,979
     60,903 (5)     Telefonica de Espana S.A.                        4,735,208
     41,581 (5)     Telefonos de Mexico S.A.                         1,907,528
     37,882         Telephone & Data Systems, Inc.                   1,496,340
     18,489         360 Communications Co.                             339,735
     43,565         US West, Inc.                                    1,560,193
     43,346         US West Media Group, Inc.                          866,920
    172,510         Worldcom, Inc.                                   5,164,604
                                                                   ___________

                    Total investments                              $69,487,700
                                                                   ===========

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 79
                       TELEPHONE GROWTH TRUST, SERIES 1

                              NOTES TO PORTFOLIO

                               August 31, 1997



(1) In October 1996, AT&T Corporation (AT&T), one of the Trust's original holdings, spun off Lucent Technologies, Inc. (Lucent) to its shareholders. Each shareholder of AT&T received .324 shares of Lucent for each share of AT&T held.

(2) Indicates the common stock of an international company that trades directly on a United States national securities exchange.

(3)   The number of shares reflects the effect of a two for one stock split.

(4) In August 1997, Bell Atlantic Corporation (Bell Atlantic), one of the Trust's original holdings, acquired NYNEX Corporation (NYNEX), which was also one of the Trust's original holdings. Each shareholder of NYNEX received .768 shares of Bell Atlantic for each share of NYNEX held.

(5)   Indicates an American Depository Receipt.

(6)   The number of shares reflects the effect of a 17 for 4 stock split.

(7) In April 1997, SBC Communications, Inc. (SBC), one of the Trust's original holdings, acquired Pacific Telesis Group (Pacific Telesis), which was also one of the Trust's original holdings. Each shareholder of Pacific Telesis received .7314 shares of SBC for each share of Pacific Telesis held.

               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 79
                       TELEPHONE GROWTH TRUST, SERIES 1

                           STATEMENTS OF OPERATIONS


                                                Year ended August 31,

                                           1997          1996         1995

Dividend income                          $2,280,440    2,883,510    3,733,522

Expenses:
  Trustee's fees and related expenses      (86,631)    (100,518)    (136,039)
  Evaluator's fees                         (19,438)     (28,065)     (36,997)
  Supervisory fees                         (15,711)     (26,147)     (31,714)
                                         ____________________________________
  Total expenses                          (121,780)    (154,730)    (204,750)
                                         ____________________________________
    Investment income - net               2,158,660    2,728,780    3,528,772

Net gain (loss) on investments:
  Net realized gain (loss)                2,796,530    1,847,012  (1,926,287)
  Change in net unrealized appreciation
    or depreciation                      12,616,209    5,308,086    2,027,883
                                         ____________________________________
                                         15,412,739    7,155,098      101,596
                                         ____________________________________
Net increase in net assets resulting
  from operations                       $17,571,399    9,883,878    3,630,368
                                         ====================================


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 79
                       TELEPHONE GROWTH TRUST, SERIES 1

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                Year ended August 31,

                                           1997          1996         1995

Net increase in net assets resulting
    from operations:
  Investment income - net                $2,158,660    2,728,780     3,528,772
  Net realized gain (loss) on
    investments                           2,796,530    1,847,012   (1,926,287)
  Change in net unrealized
    appreciation or depreciation
    on investments                       12,616,209    5,308,086     2,027,883
                                       _______________________________________
                                         17,571,399    9,883,878     3,630,368

Units issued (20,000 in 1995)                     -            -       183,548
Units redeemed (1,888,824, 3,300,797
  and 2,186,479 in 1997, 1996 and
  1995, respectively)                  (21,382,803) (33,926,081)  (19,324,548)

Distributions to unit holders:
  Investment income - net               (2,000,418)  (3,075,988)   (3,599,995)
  Principal from investment
    transactions                                  -            -             -
                                       _______________________________________
                                        (2,000,418)  (3,075,988)   (3,599,995)
                                       _______________________________________

Total increase (decrease) in
  net assets                            (5,811,822) (27,118,191)  (19,110,627)

Net assets:
  At the beginning of the year
    (representing 7,455,224,
    10,756,021 and 12,922,500
    units outstanding at
    September 1, 1996, 1995 and
    1994, respectively)                  76,006,316  103,124,507   122,235,134
                                       _______________________________________
  At the end of the year
    (including distributable funds
    applicable to Trust units of
    $706,794, $688,350 and
    $1,194,075 at August 31, 1997,
    1996 and 1995, respectively)        $70,194,494   76,006,316   103,124,507
                                        ======================================

Trust units outstanding at the end
  of the year                             5,566,400    7,455,224    10,756,021


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 79
                       TELEPHONE GROWTH TRUST, SERIES 1

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Investment income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the Trust's equity securities is based on the market value of such
securities on the dates the securities were deposited in the Trust.   The cost
of securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services, which is based on $.90 per annum per 100 units outstanding based on the largest aggregate number of units outstanding during the calendar year. Prior to September 1, 1995, the Trustee was United States Trust Company of New York; effective September 1, 1995, The Chase Manhattan Bank succeeded United States Trust Company of New York as Trustee. In addition, the Evaluator will receive an annual fee based on $.30 per 100 units outstanding. The Trust also pays recurring financial reporting costs and an annual supervisory fee payable to an affiliate of the Sponsor.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at August 31, 1997 follows:

               Unrealized appreciation                          $18,711,092
               Unrealized depreciation                          (1,459,115)
                                                                ___________
                                                                $17,251,977
                                                                ===========


3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a sales charge of 4.9% of the public offering price which is equivalent to approximately 5.152% of the net amount invested.

Distributions to unit holders -

Income distributions to unit holders are made quarterly on the last day of each March, June, September and December to unit holders of record on the fifteenth day of each March, June, September and December, respectively. Principal distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $1.00 per 100 units. Notwithstanding, principal distributions, if any, are made in December of each year.

Selected data per 100 units of the Trust outstanding throughout each year -

                                                Year ended August 31,

                                           1997          1996         1995

Dividend income                           $36.29         32.03        30.72
Expenses                                   (1.94)        (1.72)       (1.69)
                                        ___________________________________
    Investment income - net                34.35         30.31        29.03

Distributions to unit holders:
  Investment income - net                 (30.77)       (32.72)      (28.94)
  Principal from investment transactions       -             -            -

Net gain (loss) on investments            237.96         63.15        12.76
                                        ___________________________________

    Total increase (decrease) in
      net assets                          241.54         60.74        12.85

Net assets:
  Beginning of the year                 1,019.50        958.76       945.91
                                        ___________________________________

  End of the year                      $1,261.04      1,019.50       958.76
                                        ===================================


Dividend income, Expenses and Investment income - net per 100 units have been calculated based on the weighted average number of units outstanding during each period (6,284,519, 9,002,995 and 12,155,158 units during the years ended August 31, 1997, 1996 and 1995, respectively). Distributions to unit holders of Investment income - net per 100 units reflects the Trust's actual distributions of approximately $8.84 per 100 units to 7,378,391 units on September 30, 1996, approximately $6.52 per 100 units to 6,589,952 units on December 31, 1996, approximately $8.45 per 100 units to 6,085,448 units on March 31, 1997, approximately $6.96 per 100 units to 5,812,610 units on June 30, 1997, approximately $10.56 per 100 units to 10,663,457 units on September 30, 1995, approximately $6.63 per 100 units to 9,562,083 units on December 29, 1995, approximately $8.72 per 100 units to 8,771,531 units on March 31, 1996, approximately $6.81 per 100 units to 8,089,266 units on June 30, 1996, approximately $9.89 per 100 units to 12,942,500 units on September 30, 1994, approximately $6.61 per 100 units to 12,630,489 units on December 30, 1994, approximately $7.09 per 100 units to 12,244,714 units on March 31, 1995 and approximately $5.35 per 100 units to 11,529,511 units on June 30, 1995. The Net gain (loss) on investments per 100 units during the year ended August 31, 1995 includes the effects of changes arising from issuance of additional units during the year at net asset values which differed from the net asset value per 100 units at the beginning of the year.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 79
                       TELEPHONE GROWTH TRUST, SERIES 1

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 79
            TELEPHONE GROWTH & TREASURY SECURITIES TRUST, SERIES 2
                               1,692,841 UNITS

PROSPECTUS
Part One
Dated December 26, 1997

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Telephone Growth & Treasury Securities Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio of "zero coupon" U.S. Treasury bonds (Treasury Obligations) and common stocks issued by companies which are involved in the telephone industry, including common stock of foreign issuers in American Depository Receipt ("ADR") form. At November 17, 1997, each Unit represented a 1/1,692,841 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per 100 Units is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, multiplied by 100, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) excluding income and principal cash. At November 17, 1997, the Public Offering Price per 100 Units was $1,320.17 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
_____________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
_____________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 79
            TELEPHONE GROWTH & TREASURY SECURITIES TRUST, SERIES 2
           SUMMARY OF ESSENTIAL INFORMATION AS OF NOVEMBER 17, 1997
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors, L.P.
                     Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Aggregate Maturity Value of Treasury Obligations
  in the Trust                                                     $16,930,000
Number of Units                                                      1,692,841
Fractional Undivided Interest in the Trust per Unit                1/1,692,841
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                   $21,430,301
  Aggregate Value of Securities per 100 Units                        $1,265.94
  Income and Principal cash in the Portfolio                          $140,898
  Income and Principal cash per 100 Units                                $8.32
  Sales Charge 3.627% (3.5% of Public Offering Price,
    excluding income and principal cash)                                $45.91
  Public Offering Price per 100 Units                                $1,320.17
Redemption Price and Sponsor's Repurchase Price per 100
  Units ($45.91 less than the Public Offering Price per
  100 Units)                                                         $1,274.26

Date Trust Established                                      September 29, 1993
Mandatory Termination Date                                   February 15, 2006
Evaluator's Annual Fee: $.30 per 100 Units outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to an affiliate                Maximum of $.25 per 100
  of the Sponsor                                    Units outstanding annually

Trustee's Annual Fee:  $.90 per 100 Units outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the fifteenth day of the month to Unit holders of record on the first day of such month if the amount available for distribution equals at least $1.00 per 100 Units. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: Last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of The First Trust
Special Situations Trust, Series 79,
Telephone Growth & Treasury
Securities Trust, Series 2

We have audited the accompanying statement of assets and liabilities, including the portfolio, of The First Trust Special Situations Trust, Series 79, Telephone Growth & Treasury Securities Trust, Series 2 as of August 31, 1997, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The First Trust Special Situations Trust, Series 79, Telephone Growth & Treasury Securities Trust, Series 2 at August 31, 1997, and the results of its operations and changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.



                                                             ERNST & YOUNG LLP
Chicago, Illinois
December 5, 1997

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 79
            TELEPHONE GROWTH & TREASURY SECURITIES TRUST, SERIES 2

                     STATEMENT OF ASSETS AND LIABILITIES

                               August 31, 1997


                                    ASSETS

Securities, at market value (cost, including accretion
  on the treasury obligations, $18,084,377) (Note 1)             $20,494,059
Cash                                                                  64,641
Dividends receivable                                                  46,905
                                                                 ___________
                                                                  20,605,605

                          LIABILITIES AND NET ASSETS

Unit redemptions payable                                               5,896
Accrued liabilities                                                    7,116
                                                                 ___________
                                                                      13,012
                                                                 ___________

Net assets, applicable to 1,765,019 outstanding
    units of fractional undivided interest:
  Cost of Trust assets, including accretion on
    the treasury obligations (Note 1)               $18,084,377
  Net unrealized appreciation (Note 2)                2,409,682
  Distributable funds                                    98,534
                                                    ___________

                                                                 $20,592,593
                                                                 ===========

Net asset value per 100 units                                      $1,166.71
                                                                 ===========


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 79
            TELEPHONE GROWTH & TREASURY SECURITIES TRUST, SERIES 2

                     PORTFOLIO - See notes to portfolio.

                               August 31, 1997


    Maturity                                                         Market
     value          Name of Issuer and Title of Security             value

                    Zero coupon U.S. Treasury Bonds
$17,656,000 (1)       maturing February 15, 2006                   $10,274,591
===========


     Number
       of
     Shares         Name of Issuer of Equity Securities

      5,671         Airtouch Communications, Inc.                      191,754
     12,184         Alcatel Alsthom                                    300,031
     10,249         ALLTEL Corporation                                 324,125
     17,044         Aliant Communications, Inc. (formerly
                      Lincoln Telecommunications Company)              385,621
      4,947 (2)     AT&T Corporation                                   192,933
      6,760         Ameritech Corporation                              423,771
     18,678 (3)(4)  BCE, Inc.                                          528,830
      9,953 (5)     Bell Atlantic Corporation                          720,348
      9,980         BellSouth Corporation                              439,120
      4,430 (6)     British Telecommunications PLC                     286,568
     15,527 (6)     Cable & Wireless PLC                               413,406
     11,094         Century Telephone Enterprises, Inc.                402,856
     15,535 (6)(7)  Compania de Telefonos de Chile S.A.                467,029
      8,093         GTE Corporation                                    360,648
     19,409 (6)     Hong Kong Telecommunications, Ltd.                 411,238
      1,717 (2)     Lucent Technologies, Inc.                          133,711
     11,314         MCI Communications Corporation                     322,449
     11,167 (8)     SBC Communications, Inc.                           607,206
      8,311         Sprint Corporation                                 390,617
     14,257(4)(6)   Telecom Corporation of New Zealand, Ltd.           559,587
      9,017 (6)     Telefonica de Espana S.A.                          701,072
      6,063 (6)     Telefonos de Mexico S.A.                           278,140
      5,642         Telephone & Data Systems, Inc.                     222,859
      2,844         360 Communications Co.                              52,258
      5,932         US West, Inc.                                      212,443
      6,581         US West Media Group, Inc.                          131,620
     25,360         Worldcom, Inc.                                     759,228
                                                                   ___________
                    Total equity securities                         10,219,468
                                                                   ___________

                    Total investments                              $20,494,059
                                                                   ===========

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 79
            TELEPHONE GROWTH & TREASURY SECURITIES TRUST, SERIES 2

                              NOTES TO PORTFOLIO

                               August 31, 1997



(1) The treasury obligations have been purchased at a discount from their par value because there is no stated interest income thereon (such securities are often referred to as U.S. Treasury zero coupon bonds). Over the life of the treasury obligations the value increases, so that upon maturity the holders will receive 100% of the principal amount thereof.

(2) In October 1996, AT&T Corporation (AT&T), one of the Trust's original holdings, spun off Lucent Technologies, Inc. (Lucent) to its shareholders. Each shareholder of AT&T received .324 shares of Lucent for each share of AT&T held.

(3) Indicates the common stock of an international company that trades directly on a United States national securities exchange.

(4)   The number of shares reflects the effect of a two for one stock split.

(5) In August 1997, Bell Atlantic Corporation (Bell Atlantic), one of the Trust's original holdings, acquired NYNEX Corporation (NYNEX), which was also one of the Trust's original holdings. Each shareholder of NYNEX received .768 shares of Bell Atlantic for each share of NYNEX held.

(6)   Indicates an American Depository Receipt.

(7)   The number of shares reflects the effect of a 17 for 4 stock split.

(8) In April 1997, SBC Communications, Inc. (SBC), one of the Trust's original holdings, acquired Pacific Telesis Group (Pacific Telesis), which was also one of the Trust's original holdings. Each shareholder of Pacific Telesis received .7314 shares of SBC for each share of Pacific Telesis held.


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 79
            TELEPHONE GROWTH & TREASURY SECURITIES TRUST, SERIES 2

                           STATEMENTS OF OPERATIONS

                                                Year ended August 31,

                                           1997          1996         1995

Interest income                            $730,955      969,259    1,100,919
Dividends                                   343,063      427,876      512,240
                                         ____________________________________
    Total investment income               1,074,018    1,397,135    1,613,159

Expenses:
  Trustee's fees and related expenses      (32,726)     (39,884)     (47,177)
  Evaluator's fees                          (6,404)      (9,070)     (10,646)
  Supervisory fees                          (6,011)      (7,182)      (8,957)
                                         ____________________________________
  Total expenses                           (45,141)     (56,136)     (66,780)
                                         ____________________________________
    Investment income - net               1,028,877    1,340,999    1,546,379

Net gain (loss) on investments:
  Net realized gain (loss)                  627,025      245,237    (297,993)
  Change in net unrealized
    appreciation or depreciation          2,362,818      178,736    2,053,092
                                         ____________________________________
                                          2,989,843      423,973    1,755,099
                                         ____________________________________
Net increase (decrease) in net assets
  resulting from operations              $4,018,720    1,764,972    3,301,478
                                         ====================================


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 79
            TELEPHONE GROWTH & TREASURY SECURITIES TRUST, SERIES 2

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                Year ended August 31,

                                           1997          1996         1995

Net increase (decrease) in net
    assets resulting from operations:
  Investment income - net                $1,028,877    1,340,999     1,546,379
  Net realized gain (loss)
    on investments                          627,025      245,237     (297,993)
  Change in net unrealized appreciation
    or (depreciation) on investments      2,362,818      178,736     2,053,092
                                        ______________________________________
                                          4,018,720    1,764,972     3,301,478

Units issued (95,000 in 1995)                     -            -       802,221
Units redeemed (721,093, 801,462 and
  377,426 in 1997, 1996 and 1995,
  respectively)                         (7,790,191)  (8,100,909)   (3,295,194)

Distributions to unit holders:
  Investment income - net                 (249,197)    (392,484)     (429,836)
  Principal from investment
    transactions                                  -            -             -
                                        ______________________________________
                                          (249,197)    (392,484)     (429,836)
                                        ______________________________________
Total increase (decrease) in
  net assets                            (4,020,668)  (6,728,421)       378,669

Net assets:
  At the beginning of the year
    (representing 2,486,112, 3,287,574
    and 3,570,000 units outstanding at
    September 1, 1996, 1995 and 1994,
    respectively)                        24,613,261   31,341,682    30,963,013
                                        ______________________________________
  At the end of the year (including
    distributable funds applicable to
    Trust units of $98,534, $88,767
    and $168,404 at August 31, 1997,
    1996 and 1995, respectively)        $20,592,593   24,613,261    31,341,682
                                        ======================================

Trust units outstanding at the end of
  the year                                1,765,019    2,486,112     3,287,574


               See accompanying notes to financial statements.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 79
            TELEPHONE GROWTH & TREASURY SECURITIES TRUST, SERIES 2

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The treasury obligations are stated at values as determined by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor. The values are based on (1) current bid prices for the securities obtained from dealers or brokers who customarily deal in securities comparable to those held by the Trust, (2) current bid prices for comparable securities, (3) appraisal or (4) any combination of the above.

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by the Evaluator.

Investment income -

Dividends on each equity security are recognized on such equity security's ex-dividend date. Interest income consists of amortization of original issue discount and market discount or premium on the treasury obligations. Such amortization is included in the cost of the treasury obligations and not in distributable funds because it is not currently available for distribution to unit holders.

Security cost -

Cost of the Trust's treasury obligations is based on the offering price of the treasury obligations on the dates the treasury obligations were deposited in the Trust, plus amortization of original issue discount and amortization of market discount or premium. Cost of the equity securities is based on the market value of such securities on the dates the securities were deposited in
the Trust.   The cost of securities sold is determined using the average cost method.  Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services which is based on $.90 per annum per 100 units outstanding based on the largest aggregate number of units outstanding during the calendar year. Prior to September 1, 1995, the Trustee was United States Trust Company of New York; effective September 1, 1995, The Chase Manhattan Bank succeeded United States Trust Company of New York as Trustee. In addition, the Evaluator will receive an annual fee based on $.30 per 100 units outstanding. The Trust also pays recurring financial reporting costs and an annual supervisory fee payable to an affiliate of the Sponsor.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at August 31, 1997 follows:

                                       Treasury        Equity
                                     obligations     securities    Total

          Unrealized appreciation             $-     2,668,786    2,668,786
          Unrealized depreciation       (62,457)     (196,647)    (259,104)
                                       ____________________________________
                                       $(62,457)     2,472,139    2,409,682
                                       ====================================

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate offering price of the treasury obligations and the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a sales charge of 5.5% of the public offering price which is equivalent to approximately 5.820% of the net amount invested.

Distributions to unit holders -

Income distributions to unit holders are made semiannually on June 30 and December 30 to unit holders of record on June 15 and December 15, respectively. Principal distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $1.00 per 100 units. Notwithstanding, principal distributions, if any, are made in December of each year.

Selected data per 100 units of the Trust outstanding throughout each year -

                                                Year ended August 31,

                                           1997          1996         1995

Investment income - interest and
  dividends                               $52.50         48.35        46.10
Expenses                                   (2.21)        (1.94)       (1.91)
                                        ___________________________________
    Investment income - net                50.29         46.41        44.19

Distributions to unit holders:
  Investment income - net                 (12.57)       (13.81)      (12.26)
  Principal from investment
    transactions                               -             -            -

Net gain (loss) on investments            138.96          4.09        54.10
                                        ___________________________________
    Total increase (decrease)
      in net assets                       176.68         36.69        86.03

Net assets:
  Beginning of the year                   990.03        953.34       867.31
                                        ___________________________________

  End of the year                      $1,166.71        990.03       953.34
                                        ===================================

Investment income - interest and dividends, Expenses and Investment income - net per 100 units have been calculated based on the weighted average number of units outstanding during each period (2,045,609, 2,889,604 and 3,499,213 units during the years ended August 31, 1997, 1996 and 1995, respectively). Distributions to unit holders of Investment income - net per 100 units reflects the Trust's actual distributions of approximately $6.19 per 100 units to 2,134,580 units on December 31, 1996, approximately $6.38 per 100 units to 1,834,704 units on June 30, 1997, approximately $7.50 per 100 units to 3,006,666 units on December 29, 1995, approximately $6.31 per 100 units to 2,647,426 units on June 30, 1996, approximately $7.23 per 100 units to 3,581,000 units on December 30, 1994 and approximately $5.03 per 100 units to 3,394,716 units on June 30, 1995. The Net gain (loss) on investments per 100 units during the period ended August 31, 1995 includes the effects of changes arising from issuance of additional units during such period at net asset values which differed from the net asset value per 100 units at the beginning of the period.

             THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 79
            TELEPHONE GROWTH & TREASURY SECURITIES TRUST, SERIES 2

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.



    THE FIRST TRUST (REGISTERED TRADEMARK) SPECIAL SITUATIONS TRUST

PROSPECTUS                          NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                    ONLY BE USED WITH PART ONE
Dated January 30, 1997                                  AND PART THREE

The Trust. The First Trust Special Situations Trusts, (the "Trusts" and each a "Trust") are unit investment trusts consisting of portfolios containing common stocks and, in certain Trusts, zero coupon U.S. Treasury bonds. See Parts One and Three for a more complete description of the portfolio for each Trust, including whether the portfolio of a Trust includes zero coupon U.S. Treasury bonds.

The general objective of the Trusts containing only common stocks ("Equity Securities") (the "Equity Trusts") is to provide potential capital appreciation and, in certain Trusts, to provide income. The objective of the Trusts containing Equity Securities and zero coupon U.S. Treasury bonds ("Treasury Obligations") (the "Growth and Treasury Trusts") is to protect Unit holders' capital and provide potential capital appreciation. For a more specific description of the objective of each Trust, see "The Objective of the Trusts" in Part Three. Collectively the Treasury Obligations and the Equity Securities are referred to herein as the "Securities." See "Portfolio" appearing in Part One for each Trust. Each Trust has a Mandatory Termination Date as indicated in Part One. The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Treasury Obligations or the Units of the Growth and Treasury Trusts, whose net asset values will fluctuate and, prior to maturity, may be worth more or less than a purchaser's acquisition cost. There is, of course, no guarantee that the objectives of the Trusts will be achieved.

Each Unit of a Trust represents an undivided fractional interest in all the Securities deposited in the Trust. The Growth and Treasury Trusts have been organized so that purchasers of Units should receive, at the termination of a Trust, an amount per Unit at least equal to $1.00, or $10.00 for certain Trusts (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if the Growth and Treasury Trusts never paid a dividend and the value of the Equity Securities were to decrease to zero, which the Sponsor considers highly unlikely. This feature of the Growth and Treasury Trusts provides Unit holders who purchase Units at a price of $1.00, or $10.00 for certain Growth and Treasury Trusts, or less per Unit with total principal protection, including any sales charges paid, although they might forego any earnings on the amount invested. To the extent that Units are purchased at a price less than $1.00, or $10.00 for certain Growth and Treasury Trusts, per Unit, this feature may also provide a potential for capital appreciation. See Part One for each Growth and Treasury Trust to determine those Trusts for which information is based on $1.00 per Unit or $10.00 per Unit. UNIT HOLDERS DISPOSING OF THEIR UNITS PRIOR TO THE MATURITY OF A GROWTH AND TREASURY TRUST MAY RECEIVE MORE OR LESS THAN $1.00 PER UNIT (OR $10.00 PER UNIT FOR CERTAIN TRUSTS) DEPENDING ON MARKET CONDITIONS ON THE DATE UNIT ARE SOLD OR REDEEMED.

The Treasury Obligations deposited in a Growth and Treasury Trust on the Initial Date of Deposit will mature as listed in the "Portfolio" appearing in Part One for each Trust. The Treasury Obligations in a Growth and Treasury Trust have a maturity value equal to or greater than the aggregate Public Offering Price (which includes the sales charge) of the Units of the Growth and Treasury Trust on the Initial Date of Deposit. The Equity Securities deposited in a Trust's portfolio have no fixed maturity date and the value of these underlying Equity Securities will fluctuate with changes in the values of stocks in general and with changes in the conditions and performance of the specific Securities owned by the Trusts. See "Portfolio" appearing in Part One for each Trust.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Public Offering Price. The secondary market Public Offering Price per Unit will be based upon a pro rata share of the bid prices of the Treasury Obligations (if applicable) and the aggregate underlying value of the Equity Securities in the Trusts (generally determined by the closing sale prices of listed Equity Securities and the bid prices of over-the-counter traded Equity Securities) plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust plus a sales charge as indicated in Part One for each Trust. The minimum purchase of each Trust is that amount as set forth in Part One for each Trust. For certain Trusts, the sales charge is reduced on a graduated scale for sales involving at least a minimum number of Units or a minimum dollar amount. See "How is the Public Offering Price Determined?"

Dividend and Capital Distributions. Distributions of dividends and capital received, if any, by a Trust will be paid in cash on the Distribution Date to Unit holders of record on the Record Date as set forth in the "Summary of Essential Information" in Part One for each Trust. Any distribution of income and/or capital will be net of the expenses of the Trust. Distributions of funds in the Capital Account, if any, will be made at least annually in December of each year. INCOME WITH RESPECT TO THE ACCRUAL OF ORIGINAL ISSUE DISCOUNT ON THE TREASURY OBLIGATIONS (IF APPLICABLE) WILL NOT BE DISTRIBUTED CURRENTLY, ALTHOUGH UNIT HOLDERS OF A GROWTH AND TREASURY TRUST WILL BE SUBJECT TO INCOME TAX AT ORDINARY INCOME RATES AS IF A DISTRIBUTION HAD OCCURRED. See "What is the Federal Tax Status of Unit Holders?" Additionally, upon termination of a Trust, the Trustee will distribute, upon surrender of Units for redemption, to each Unit holder his pro rata share of the Trust's assets, less expenses, in the manner set forth under "Rights of Unit Holders-How are Income and Capital Distributed?"

Secondary Market for Units. The Sponsor may maintain a market for Units of the Trusts and offer to repurchase such Units at prices which are based on the aggregate bid side evaluation of the Treasury Obligations (if applicable) and the aggregate underlying value of Equity Securities in a Trust (generally determined by the closing sale prices of listed Equity Securities and the bid prices of over-the-counter traded Equity Securities) plus or minus cash, if any, in the Capital and Income Accounts of the Trusts. If a secondary market is not maintained, a Unit holder may redeem Units through redemption at prices based upon the aggregate bid price of the Treasury Obligations (if applicable) plus the aggregate underlying value of the Equity Securities in the Trust (generally determined by the closing sale prices of listed Equity Securities and the bid prices of over-the-counter traded Equity Securities) plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust. See "How May Units be Redeemed?" For certain Trusts, a Unit holder tendering the minimum amount specified in "Summary of Essential Information" appearing in Part One for such Trust for redemption may request a distribution of shares of Equity Securities (reduced by customary transfer and registration charges) in lieu of payment in cash. See "How May Units be Redeemed?"

Termination. Commencing on the Mandatory Termination Date, Equity Securities will begin to be sold in connection with the termination of the Trusts. The Sponsor will determine the manner, timing and execution of the sale of the Equity Securities. Written notice of any termination of a Trust specifying the time or times at which Unit holders may surrender their certificates for cancellation shall be given by the Trustee to each Unit holder at his address appearing on the registration books of the Trust maintained by the Trustee. At least 60 days prior to the Mandatory Termination Date the Trustee will provide written notice thereof to all Unit holders and will include with such notice a form to enable Unit holders to elect a distribution of shares of Equity Securities (reduced by customary transfer and registration charges for such Trusts) if such Unit holder owns at least that minimum amount specified in "Summary of Essential Information," in Part One for each Trust, rather than to receive payment in cash for such Unit holder's pro rata share of the amounts realized upon the disposition by the Trustee of Equity Securities. All Unit holders of a Growth and Treasury Trust will receive their pro rata portion of the Treasury Obligations in cash upon the termination of the Trust. To be effective, the election form, together with surrendered certificates and other documentation required by the Trustee, must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. Unit holders not electing a distribution of shares of Equity Securities will receive a cash distribution from the sale of the remaining Securities within a reasonable time after the Trust is terminated. See "Rights of Unit Holders-How are Income and Capital Distributed?"

                THE FIRST TRUST SPECIAL SITUATIONS TRUST

What is The First Trust Special Situations Trust?

The First Trust Special Situations Trust (the "Trusts" and each a "Trust") is a series of investment companies created by the Sponsor under the name of The First Trust Special Situations Trust, all of which are generally similar but each of which is separate and is designated by a different series number (the "Trust"). Each Trust in the Growth and Treasury Trust Series consists of an underlying separate unit investment trust consisting of a portfolio of zero coupon U.S. Treasury bonds, such securities being referred to herein as the "Treasury Obligations," and equity securities ("Equity Securities"). Each Trust in the Equity Trust Series consists only of common stocks. All Trusts were created under the laws of the State of New York pursuant to a Trust Agreement (the "Indenture"), dated the Initial Date of Deposit, with Nike Securities L.P. as Sponsor, The Chase Manhattan Bank, as Trustee, Securities Evaluation Service, Inc., as Evaluator for certain Trusts, First Trust Advisors L.P., as Evaluator for certain Trusts, and First Trust Advisors L.P. as Portfolio Supervisor. See "The Trusts" in Part Three for a more complete description of the portfolio for each Trust.

The general objective of the Equity Trusts is to provide potential capital appreciation and, in certain Trusts, to provide income. The general objective of the Growth and Treasury Trusts is to protect Unit holders' capital and provide potential capital appreciation. See "The Objective of the Trusts" in Part Three for each Trust for a more specific description of the Trust's objective. The Treasury Obligations in the Growth and Treasury Trusts evidence the right to receive a fixed payment at a future date from the U.S. Government and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Treasury Obligations or the Units of a Growth and Treasury Trust, whose net asset value will fluctuate and, prior to maturity, may be more or less than a purchaser's acquisition cost. Collectively, the Treasury Obligations and Equity Securities in each Growth and Treasury Trust are referred to herein as the "Securities." There is, of course, no guarantee that the objectives of the Trusts will be achieved.

The Growth and Treasury Trusts have been organized so that purchasers of Units should receive, at the termination of a Growth and Treasury Trust, an amount per Unit at least equal to $1.00 per Unit, or $10.00 per Unit for certain Trusts (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if the Equity Securities never paid a dividend and the value of the Equity Securities in a Growth and Treasury Trust were to decrease to zero, which the Sponsor considers highly unlikely. The receipt of only $1.00 per Unit, or $10.00 per Unit for certain Trusts, upon termination of a Growth and Treasury Trust (an event which the Sponsor believes is unlikely) represents a substantial loss on a present value basis. Furthermore, the $1.00 per Unit, or $10.00 per Unit for certain Trusts, in no respect protects investors against diminution in the purchasing power of their investment due to inflation (although expectations concerning inflation are a component in determining prevailing interest rates, which in turn determine present values). To the extent that Units of a Trust are redeemed, the aggregate value of the Securities in the Trust will be reduced and the undivided fractional interest represented by each outstanding Unit of the Trusts will increase. See "How May Units be Redeemed?" Each Trust has a Mandatory Termination Date as set forth under "Summary of Essential Information," appearing in Part One for each Trust.

What are the Expenses and Charges?

With the exception of brokerage fees for certain trusts discussed in "How May Securities be Removed from the Trusts?" and bookkeeping and other administrative services provided to certain Trusts, for which the Sponsor will be reimbursed in amounts as set forth under "Summary of Essential Information" in Part One (if applicable), the Sponsor will not receive any fees in connection with its activities relating to the Trusts.

First Trust Advisors L.P., an affiliate of the Sponsor, will receive an annual supervisory fee, which is not to exceed the amount set forth under "Summary of Essential Information" in Part One of this Prospectus, for providing portfolio supervisory services for the Trusts. Such fee is based on the number of Units outstanding in a Trust on January 1 of each year, except for the year or years in which an initial offering period occurs in which case the fee for a month is based on the number of Units outstanding at the end of such month. In providing such supervisory services, the Portfolio Supervisor may purchase research services from a variety of sources which may include underwriters or dealers of the Trusts.

Subsequent to the initial offering period, First Trust Advisors L.P. or Securities Evaluation Service, Inc. (as applicable), the Evaluator for the respective Trusts, will receive a fee as indicated in the "Summary of Essential Information" in Part One of this Prospectus.

The Trustee pays certain expenses of a Trust for which it is reimbursed by such Trust. The Trustee will receive for its ordinary recurring services to a Trust an annual fee as indicated in the "Summary of Essential Information" in Part One. The fee is computed per Unit in such Trust, based upon the largest aggregate number of Units of such Trust outstanding at any time during the calendar year. For a discussion of the services performed by the Trustee pursuant to its obligations under the Indenture, see "Rights of Unit Holders."

The Trustee's and the above described fees are payable from the Income Account of a Trust to the extent funds are available, and then from the Capital Account of such Trust. Since funds being held in the Capital and Income Accounts are for payment of expenses and redemptions and since such Accounts are noninterest-bearing to Unit holders, the Trustee benefits thereby. Part of the Trustee's compensation for its services to a Trust is expected to result from the use of these funds. However, the Trustee may bear from its own resources certain expenses relating to certain Trusts, including organization costs and brokerage commissions.

Each of the above mentioned fees may be increased without approval of the Unit holders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor. In addition, with respect to the fees payable to the Sponsor or an affiliate of the Sponsor for providing bookkeeping and other administrative services, supervisory services and evaluation services, such individual fees may exceed the actual costs of providing such services for a Trust, but at no time will the total amount received for such services rendered to all unit investment trusts of which Nike Securities L.P. is the Sponsor in any calendar year exceed the actual cost to the Sponsor or its affiliate of supplying such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

The following additional charges are or may be incurred by the Trusts: all legal and annual auditing expenses of the Trustee incurred by or in connection with its responsibilities under the Indenture; the expenses and costs of any action undertaken by the Trustee to protect the Trusts and the rights and interests of the Unit holders; fees of the Trustee for any extraordinary services performed under the Indenture; indemnification of the Trustee for any loss, liability or expense incurred by it without negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trusts; indemnification of the Sponsor for any loss, liability or expense incurred without gross negligence, bad faith or willful misconduct in acting as Depositor of the Trusts; all taxes and other government charges imposed upon the Securities or any part of the Trusts (no such taxes or charges are being levied or made or, to the knowledge of the Sponsor, contemplated). The above expenses and the Trustee's annual fee, when paid or owing to the Trustee, are secured by a lien on the Trusts. In addition, the Trustee is empowered to sell Securities in a Trust in order to make funds available to pay all these amounts if funds are not otherwise available in the Income and Capital Accounts of the Trust except that the Trustee shall not sell Treasury Obligations in a Growth and Treasury Trust to pay Trust expenses. Since the Equity Securities are all common stocks and the income stream produced by dividend payments is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of the Trusts. As described above, if dividends are insufficient to cover expenses, it is likely that Equity Securities will have to be sold to meet Trust expenses. These sales may result in capital gains or losses to Unit holders. See "What is the Federal Tax Status of Unit Holders?"


Page 2


The Indenture requires a Trust to be audited on an annual basis at the expense of the Trust by independent auditors selected by the Sponsor. So long as the Sponsor is making a secondary market for the Units, the Sponsor is required to bear the cost of such annual audits to the extent such cost exceeds $.50 per 1,000 Units if information is based on $1.00 per Unit (or per 100 Units if information is based on $10.00 per Unit). Unit holders of a Trust covered by an audit may obtain a copy of the audited financial statements upon request.

What is the Federal Tax Status of Unit Holders?

The following is a general discussion of certain of the Federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended (the "Code"). Unit holders should consult their tax advisers in determining the Federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in the Trusts.

In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

1. The Trusts are not associations taxable as corporations for Federal income tax purposes; each Unit holder will be treated as the owner of a pro rata portion of each of the assets of a Trust under the Code; and the income of a Trust will be treated as income of the Unit holders thereof under the Code. Each Unit holder will be considered to have received his pro rata share of income derived from each Trust asset when such income is considered received by a Trust.

2. Each Unit holder will have a taxable event when a Trust disposes of a Security (whether by sale, exchange, liquidation, redemption, or payment at maturity) or upon the sale or redemption of Units by such Unit holder. The price a Unit holder pays for his Units, including sales charges, is allocated among his pro rata portion of each Security held by a Trust (in proportion to the fair market values thereof on the valuation date closest to the date the Unit holder purchases his Units) in order to determine his tax basis for his pro rata portion of each Security held by a Trust. The Treasury Obligations held by a Growth and Treasury Trust are treated as stripped bonds and may be treated as bonds issued at an original issue discount as of the date a Unit holder purchases his Units. Because the Treasury Obligations represent interests in "stripped" U.S. Treasury bonds, a Unit holder's initial cost for his pro rata portion of each Treasury Obligation held by a Growth and Treasury Trust shall be treated as its "purchase price" by the Unit holder. Original issue discount is effectively treated as interest for Federal income tax purposes and the amount of original issue discount in this case is generally the difference between the bond's purchase price and its stated redemption price at maturity. A
Unit holder will be required to include in gross income for each taxable year the sum of his daily portions of original issue discount attributable to the Treasury Obligations held by a Growth and Treasury Trust as such original issue discount accrues and will in general be subject to Federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unit holders during such year to the extent it is not less than a "de minimis" amount as determined under a Treasury Regulation issued on December 28, 1992 relating to stripped bonds. To the extent the amount of such discount is less than the respective "de minimis" amount, such discount shall be treated as zero.
In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of the Treasury
Obligations, this method will generally result in an increasing amount of income to the Unit holders of a Growth and Treasury Trust each year. Unit holders should consult their tax advisers regarding the Federal income tax consequences and accretion of original issue discount under the stripped bond rules. For Federal income tax purposes, a Unit holder's pro rata portion of dividends, as defined by Section 316 of the Code, paid with respect to an Equity Security held by a Trust are taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits." A Unit holder's pro rata portion of dividends paid on such Equity Security which exceed such current and accumulated earnings and profits will first reduce a Unit holder's tax basis in such Equity Security, and to the extent that such dividends exceed a Unit holder's tax basis in such Equity Security shall generally be treated as capital gain. In general, any such capital gain will be short term unless a Unit holder has held his Units for more than one year.

3. A Unit holder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Securities held by a Trust will generally be considered a capital gain except in the case of a dealer or a financial institution and will be long-term if the Unit holder has held his Units for more than one year (the date on which the Units are acquired (i.e., the trade date) is excluded for purposes of determining whether the Units have been held for more than one year). A Unit holder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by a Trust will generally be considered a capital loss except in the case of a dealer or a financial institution and will be long-term if the Unit holder has held his Units for more than one year. Unit holders should consult their tax advisers regarding the recognition of such capital gains and losses for Federal income tax purposes.

Dividends Received Deduction. A Unit holder will be considered to have received all of the dividends paid on his pro rata portion of each Equity Security when such dividends are received by a Trust. Unit holders will be taxed in this manner regardless of whether distributions from a Trust are actually received by the Unit holder.

A corporation that owns Units will generally be entitled to a 70% dividends received deduction with respect to such Unit holder's pro rata portion of dividends received by a Trust (to the extent such dividends are taxable as ordinary income, as discussed above, and are attributable to domestic corporations) in the same manner as if such corporation directly owned the Securities paying such dividends (other than corporate shareholders, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding corporation tax). However, a corporation owning Units should be aware that Sections 246 and 246A of the Code impose additional limitations on the eligibility of dividends for the 70% dividends received deduction. These limitations include a requirement that stock (and therefore Units) must generally be held at least 46 days (as determined under Section 246(c) of the Code). Final regulations have been issued which address special rules that must be considered in determining whether the 46 day holding requirement is met. Moreover, the allowable percentage of the deduction will be reduced from 70% if a corporate Unit holder owns certain stock (or Units) the financing of which is directly attributable to indebtedness incurred by such corporation. It should be noted that various legislative proposals that would affect the dividends received deduction have been introduced. Unit holders should consult with their tax advisers with respect to the limitations on and possible modifications to the dividends received deduction.

To the extent dividends received by a Trust are attributable to foreign corporations, a corporation that owns Units will not be entitled to the dividends received deduction with respect to its pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations.

Recognition of Taxable Gain or Loss Upon Disposition of Securities by a Trust or Disposition of Units. As discussed above, a Unit holder may recognize taxable gain (or loss) when a Security is disposed of by a Trust or if the Unit holder disposes of a Unit. For taxpayers other than corporations, net capital gains are subject to a maximum marginal tax rate of 28%. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed.

The Revenue Reconciliation Act of 1993 (the "Tax Act") raised tax rates on ordinary income while capital gains remain subject to a 28% maximum stated rate for taxpayers other than corporations. Because some or all capital gains are taxed at a comparatively lower rate under the Tax Act, the Tax Act includes a provision that recharacterizes capital gains as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unit holders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

Limitations on Deductibility of Trust Expenses by Unit Holders. Each Unit holder's pro rata share of each expense paid by a Trust is deductible by the Unit holder to the same extent as though the expense had been paid directly by such Unit holder. It should be noted that as a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unit holders may be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions subject to this limitation.

Special Tax Consequences of In-Kind Distributions Upon Termination of a Trust or Upon Redemption of Units (for Certain Equity Trusts). As discussed in "Rights of Unit Holders-How are Income and Capital Distributed?", under certain circumstances a Unit holder who owns at least that minimum amount specified in "Summary of Essential Information" in Part One for each Trust may request an In-Kind Distribution upon the termination of a Trust. Furthermore, for Equity Trusts, a Unit holder who owns at least that minimum amount specified in "Summary of Essential Information" in Part One for such Trusts may request an In-Kind Distribution upon the redemption of Units or the termination of a Trust. The Unit holder requesting an In-Kind Distribution will be liable for expenses related thereto (the "Distribution Expenses") and the amount of such In-Kind Distribution will be reduced by the amount of the Distribution Expenses. See "Rights of Unit Holders-How are Income and Capital Distributed?" Treasury Obligations held by a Growth and Treasury Trust will not be distributed to a Unit holder as part of an In-Kind Distribution. The tax consequences relating to the sale of Treasury Obligations are discussed above. As previously discussed, prior to the termination of a Trust, a Unit holder is considered as owning a pro rata portion of each of the Trust assets for Federal income tax purposes. The receipt of an In-Kind Distribution upon the redemption of Units (for Equity Trusts) or the termination of a Trust would be deemed an exchange of such Unit holder's pro rata portion of each of the shares of stock and other assets held by a Trust in exchange for an undivided interest in whole shares of stock plus, possibly, cash.

The potential tax consequences that may occur under an In-Kind Distribution will depend on whether the Unit holder receives cash in addition to Securities. A "Security" for this purpose is a particular class of stock issued by a particular corporation (and does not include the Treasury Obligations). A Unit holder will not recognize gain or loss if a Unit holder only receives Securities in exchange for his or her pro rata portion in the Securities held by a Trust. However, if a Unit holder also receives cash in exchange for a fractional share of a Security held by a Trust, such Unit holder will generally recognize gain or loss based upon the difference between the amount of cash received by the Unit holder and his tax basis in such fractional share of a Security held by a Trust.

Because a Trust will own many Securities, a Unit holder who requests an In-Kind Distribution will have to analyze the tax consequences with respect to each Security owned by a Trust. The amount of taxable gain (or loss) recognized upon such exchange will generally equal the sum of the gain (or loss) recognized under the rules described above by such Unit holder with respect to each Security owned by a Trust. Unit holders who request an In-Kind Distribution are advised to consult their tax advisers in this regard.

Computation of the Unit holder's Tax Basis. Initially, a Unit holder's tax basis in his Units will generally equal the price paid by such Unit holder for his Units. The cost of the Units is allocated among the Securities held in a Trust in accordance with the proportion of the fair market values of such Securities on the date the Units are purchased in order to determine such Unit holder's tax basis for his pro rata portion of each Security.

A Unit holder's tax basis in his Units and his pro rata portion of a Security held by a Trust will be reduced to the extent dividends paid with respect to such Security are received by a Trust which are not taxable as ordinary income as described above.

General. Each Unit holder will be requested to provide the Unit holder's taxpayer identification number to the Trustee and to certify that the Unit holder has not been notified that payments to the Unit holder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by a Trust to such Unit holder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by a Trust (other than those that are not treated as United States source income, if any) will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons (accrual of original issue discount on the Treasury Obligations in Growth and Treasury Trusts may not be subject to taxation or withholding provided certain requirements are met). Such persons should consult their tax advisers.

It should be noted that payments to the Trusts of dividends on Equity Securities that are attributable to foreign corporations may be subject to foreign withholding taxes and Unit holders should consult their tax advisers regarding the potential tax consequences relating to the payment of any such withholding taxes by the Trusts. Any dividends withheld as a result thereof will nevertheless be treated as income to the Unit holders. Because, under the grantor trust rules, an investor is deemed to have paid directly his share of foreign taxes that have been paid or accrued, if any, an investor may be entitled to a foreign tax credit or deduction for United States tax purposes with respect to such taxes. Investors should consult their tax advisers with respect to foreign withholding taxes and foreign tax credits.

Unit holders will be notified annually of the amounts of original issue discount and income dividends includable in the Unit holder's gross income and amounts of Trust expenses which may be claimed as itemized deductions.

Unit holders desiring to purchase Units for tax-deferred plans and IRAs should consult their broker for details on establishing such accounts. Units may also be purchased by persons who already have self-directed plans established. See "Why are Investments in the Trusts Suitable for Retirement Plans?"

The foregoing discussion relates only to United States Federal income taxes. Unit holders may be subject to state and local taxation in other jurisdictions. Unit holders should consult their tax advisers regarding potential state or local taxation with respect to the Units.

In the opinion of Carter, Ledyard & Milburn, Special Counsel to the Trusts for New York tax matters, under the existing income tax laws of the State of New York, the Trusts are not associations taxable as corporations and the income of the Trusts will be treated as the income of the Unit holders thereof.

Why are Investments in the Trusts Suitable for Retirement Plans?

Units of the Trusts may be well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. Generally, the Federal income tax relating to capital gains and income received in each of the foregoing plans is deferred until distributions are received. Distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. Fees and charges with respect to such plans may vary.

                                PORTFOLIO

What are Treasury Obligations?

The Treasury Obligations deposited in the Growth and Treasury Trusts consist of U.S. Treasury bonds which have been stripped of their unmatured interest coupons. The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government, and are backed by the full faith and credit of the U.S. Government. Treasury Obligations are purchased at a deep discount because the buyer obtains only the right to a fixed payment at a fixed date in the future and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the Treasury Obligations) is that a fixed yield is earned not only on the original investment, but also, in effect, on all earnings during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the Treasury Obligations are subject to substantially greater price fluctuations during periods of changing interest rates than are securities of comparable quality which make regular interest payments. The effect of being able to acquire the Treasury Obligations at a lower price is to permit more of a Growth and Treasury Trust's portfolio to be invested in Equity Securities.

What are Equity Securities?

Each Trust contains different issues of Equity Securities as described in "The Trusts" in Part Three for each Trust and "Portfolio" appearing in Part One for each Trust. An investment in Units of the Trusts should be made with an understanding of the risks such an investment may entail. Although actions have been taken to provide diversified portfolios of Equity Securities, some inherent risks exist due to the concentration in certain Trusts of the Equity Securities within a specific country, state or geographic area or within specific industries, although a number of companies have significant business activities outside the specific country, state or geographic area. Unpredictable factors include governmental, political, economic and fiscal policies of the specific country, state, geographic area or industry which may have an adverse effect on the performance of the issuers which have significant business activities within the specific country, state, geographic area or industry. In addition, regional influences may affect the performance of the issuers, particularly if an economic downturn or contraction occurs throughout the area. See "Portfolio" in Part Three for each Trust for additional considerations for investors, if applicable.

The Trust consists of such of the Securities listed under "Portfolio" appearing in Part One for each Trust as may continue to be held from time to time in the Trust together with cash held in the Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

Because certain of the Equity Securities from time to time may be sold under certain circumstances described herein, and because the proceeds from such events will be distributed to Unit holders and will not be reinvested, no assurance can be given that the Trusts will retain for any length of time their present size and composition. Although a Portfolio is not managed, the Sponsor may instruct the Trustee to sell
Equity Securities under certain limited circumstances. Pursuant to the Indenture and with limited exceptions, the Trustee may sell or keep any securities or other property acquired in exchange for Equity Securities such as those acquired in connection with a merger or other transaction.
See "How May Securities be Removed from the Trusts?" Equity Securities, however, will not be sold by a Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation.

Since certain of the Equity Securities in the Trusts may consist of securities of foreign issuers, an investment in these Trusts involves some investment risks that are different in some respects from an investment in a trust that invests entirely in securities of domestic issuers. Those investment risks include future political and governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Equity Securities. In addition, for the foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. However, due to the nature of the issuers of Equity Securities included in the Trusts, the Sponsor believes that adequate information will be available to allow the Portfolio Supervisor to provide portfolio surveillance.

The securities of certain of the foreign issuers in the Trusts are in ADR form. ADRs evidence American Depositary Receipts which represent common stock deposited with a custodian in a depositary. American Depositary Shares, and receipts therefor (ADRs), are issued by an American bank or trust company to evidence ownership of underlying securities issued by a foreign corporation. These instruments may not necessarily be denominated in the same currency as the securities into which they may be converted. For purposes of the discussion herein, the term ADR generally includes American Depositary Shares.

ADRs may be sponsored or unsponsored. In an unsponsored facility, the depositary initiates and arranges the facility at the request of market makers and acts as agent for the ADR holder, while the company itself is not involved in the transaction. In a sponsored facility, the issuing company initiates the facility and agrees to pay certain administrative and shareholder-related expenses. Sponsored facilities use a single depositary and entail a contractual relationship between the issuer, the shareholder and the depositary; unsponsored facilities involve several depositaries with no contractual relationship to the company. The depositary bank that issues an ADR generally charges a fee, based on the price of the ADR, upon issuance and cancellation of the ADR. This fee would be in addition to the brokerage commissions paid upon the acquisition or surrender of the security. In addition, the depositary bank incurs expenses in connection with the conversion of dividends or other cash distributions paid in local currency into U.S. dollars and such expenses are deducted from the amount of the dividend or distribution paid to holders, resulting in a lower payout per underlying share represented by the ADR than would be the case if the underlying share were held directly. Certain tax considerations, including tax rate differentials and withholding requirements, arising from applications of the tax laws of one nation to nationals of another and from certain practices in the ADR market may also exist with respect to certain ADRs. In varying degrees, any or all of these factors may affect the value of the ADR compared with the value of the underlying shares in the local market. In addition, the rights of holders of ADRs may be different than those of holders of the underlying shares, and the market for ADRs may be less liquid than that for the underlying shares. ADRs are registered securities pursuant to the Securities Act of 1933 and may be subject to the reporting requirements of the Securities Exchange Act of 1934.

For those Equity Securities that are ADRs, currency fluctuations will affect the U.S. dollar equivalent of the local currency price of the underlying domestic share and, as a result, are likely to affect the value of the ADRs and consequently the value of the Equity Securities. The foreign issuers of securities that are ADRs may pay dividends in foreign currencies which must be converted into dollars. Most foreign currencies have fluctuated widely in value against the United States dollar for many reasons, including supply and demand of the respective currency, the soundness of the world economy and the strength of the respective economy as compared to the economies of the United States and other countries. Therefore, for any securities of issuers (whether or not they are in ADR form) whose earnings are stated in foreign currencies, or which pay dividends in foreign currencies or which are traded in foreign currencies, there is a risk that their United States dollar value will vary with fluctuations in the United States dollar foreign exchange rates for the relevant currencies.

On the basis of the best information available to the Sponsor at the present time, none of the Equity Securities are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Equity Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. In addition, the adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy their obligation to redeem Units tendered to the Trustee for redemption.

An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Equity Securities or the general condition of the common stock market may worsen and the value of the Equity Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Trusts have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the Equity Securities in a Portfolio may be expected to fluctuate over the life of a Trust to values higher or lower than those prevailing on a Unit holder's purchase date.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

Whether or not the Equity Securities are listed on a national securities exchange, the principal trading market for the Equity Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Equity Securities may depend on whether dealers will make a market in the Equity Securities. There can be no assurance that a market will be made for any of the Equity Securities, that any market for the Equity Securities will be maintained or of the liquidity of the Equity Securities in any markets made. The investigation by the Securities and Exchange Commission of illegal insider trading in connection with corporate takeovers, and possible congressional inquiries and legislation relating to this investigation, may adversely affect the ability of certain dealers to remain market makers. In addition, the Trusts may be restricted under the Investment Company Act of 1940 from selling Equity Securities to the Sponsor. The price at which the Equity Securities may be sold to meet redemptions, and the value of the Trusts, will be adversely affected if trading markets for the Equity Securities are limited or absent.

Unit holders will be unable to dispose of any of the Equity Securities in a Portfolio, as such, and will not be able to vote the Equity
Securities. As the holder of the Equity Securities, the Trustee will have the right to vote all of the voting stocks in a Trust and will vote such stocks in accordance with the instructions of the Sponsor.

What are Some Additional Considerations for Investors?

Investors should be aware of certain other considerations before making a decision to invest in a Trust.

The value of the Equity Securities, like the value of the Treasury Obligations in Growth and Treasury Trusts, will fluctuate over the life of a Trust and may be more or less than the price at which they were deposited in the Trust. The Equity Securities may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities. However, the Sponsor believes that, upon termination of a Growth and Treasury Trust, even if the Equity Securities deposited in the Trust are worthless, an event which the Sponsor considers highly unlikely, the Treasury Obligations will provide sufficient principal to at least equal $1.00 per Unit, or $10.00 per Unit for certain Growth and Treasury Trusts (which is equal to the per Unit value upon maturity of the Treasury Obligations). This feature of the Growth and Treasury Trusts provides Unit holders with principal protection, although they might forego any earnings on the amount invested. To the extent that Units are purchased at a price less than $1.00 per Unit (or less than $10.00 per Unit for certain Trusts) this feature may also provide a potential for capital appreciation.

Unless a Unit holder purchases Units of a Growth and Treasury Trust on a date when the value of the Units is $1.00 or less (or $10.00 or less for certain Trusts), total distributions, including distributions made upon termination of the Trust, may be less than the amount paid for a Unit.

The Trustee will have no power to vary the investments of the Trusts, i.e., the Trustee will have no managerial power to take advantage of market variations to improve a Unit holder's investment, but may dispose of Securities only under limited circumstances. See "How May Securities be Removed from the Trusts?"

To the best of the Sponsor's knowledge, there is no litigation pending as of the date of this Part Two Prospectus in respect of any Security which might reasonably be expected to have a material adverse effect on the Trusts. Litigation may be instituted on a variety of grounds with respect to the Securities. The Sponsor is unable to predict whether any such litigation will be instituted, or if instituted, whether such litigation might have a material adverse effect on the Trusts. See Part Three for additional considerations, if applicable.

                             PUBLIC OFFERING

How is the Public Offering Price Determined?

Units are offered at the Public Offering Price. The Public Offering Price is based on the aggregate bid side evaluation of the Treasury Obligations (if applicable) and the aggregate underlying value of the Equity Securities in the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust, plus the applicable sales charge.

The Public Offering Price of Units on the date of this Part Two Prospectus may vary from the amount stated under "Summary of Essential Information" appearing in Part One for each Trust in accordance with fluctuations in the prices of the underlying Securities. The aggregate value of the Units of a Trust shall be determined (a) on the basis of the bid prices of the Treasury Obligations (if applicable) and the aggregate underlying value of the Equity Securities therein plus or minus cash, if any, in the Income and Capital Accounts of a Trust, (b) if bid prices are not available for the Treasury Obligations (if applicable), on the basis of bid prices for comparable securities, (c) by determining the value of the Treasury Obligations (if applicable) on the bid side of the market by appraisal, or (d) by any combination of the above.

The aggregate value of the Equity Securities will be determined in the following manner: if the Equity Securities are listed on a national securities exchange or the NASDAQ National Market System, this evaluation is generally based on the closing sale prices on that exchange or that system (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or system, at the closing bid prices. If the Equity Securities are not so listed or, if so listed and the principal market therefore is other than on the exchange, the evaluation shall generally be based on the current bid price on the over-the-counter market (unless these prices are inappropriate as a basis for evaluation). If current bid prices are unavailable, the evaluation is generally determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Equity Securities on the bid side of the market or (c) by any combination of the above.

Although payment is normally made three business days following the order for purchase, payment may be made prior thereto. A person will become owner of the Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934. Delivery of Certificates representing Units so ordered will be made five business days following such order or shortly thereafter. See "Rights of Unit Holders-How May Units be Redeemed?" for information regarding the ability to redeem Units ordered for purchase.

See "Public Offering" in Part Three for additional information for each Trust.

How are Units Distributed?

Units repurchased in the secondary market may be offered by this Part Two Prospectus at the secondary market public offering price determined in the manner described above.

The Sponsor reserves the right to change the amount of the concession or agency commission from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In Texas and in certain other states, any banks making Units available must be registered as broker/dealers under state law.

From time to time the Sponsor may implement programs under which broker/dealers, banks or other selling agents of a Trust may receive nominal awards from the Sponsor for each of their registered representatives who have sold a minimum number of UIT Units during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales force of a broker/dealer, bank or other selling agent may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to any such dealer that sponsors sales contests or recognition programs conforming to criteria established by the Sponsor, or participates in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor, in its discretion, may from time to time pursuant to objective criteria established by the Sponsor, pay fees to qualifying dealers for certain services or activities which are primarily intended to result in sales of Units of a Trust. Such payments are made by the Sponsor out of its own assets, and not out of the assets of a Trust. These programs will not change the price Unit holders pay for their Units or the amount that a Trust will receive from the Units sold.

The Sponsor may, from time to time in its advertising and sales materials, compare the then current estimated returns on a Trust and returns over specified periods on other similar trusts sponsored by Nike Securities L.P. with returns on other taxable investments such as corporate or U.S. Government bonds, bank CDs and money market accounts or money market funds, each of which has investment characteristics that may differ from those of the respective Trust. U.S. Government bonds, for example, are backed by the full faith and credit of the U.S. Government, and bank CDs and money market accounts are insured by an agency of the federal government. Money market accounts and money market funds provide stability of principal, but pay interest at rates that vary with the condition of the short-term debt market. The investment characteristics of each respective Trust are described more fully elsewhere in this Prospectus and in Part Three for each Trust.

Trust performance may be compared to performance on a total return basis with the Dow Jones Industrial Average, the S&P 500 Composite Stock Price Index, or performance data from Lipper Analytical Services, Inc. and Morningstar Publications, Inc. or from publications such as Money, The New York Times, U.S. News and World Report, Business Week, Forbes or Fortune. As with other performance data, performance comparisons should not be considered representative of a Trust's relative performance for any future period.

What are the Sponsor's Profits?

In maintaining a market for the Units, the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes a sales charge as indicated in Part One for each Trust) or redeemed. The secondary market public offering price of Units may be greater or less than the cost of such Units to the Sponsor.

                         RIGHTS OF UNIT HOLDERS

How is Evidence of Ownership Issued and Transferred?

The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units may be evidenced by registered certificates executed by the Trustee and the Sponsor. Delivery of certificates representing Units ordered for purchase is normally made three business days following such order or shortly thereafter. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. Certificates to be redeemed must be properly endorsed or accompanied by a written instrument or instruments of transfer. A Unit holder must sign exactly as his name appears on the face of the certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Record ownership may occur before settlement.

Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof, numbered serially for purposes of identification.

Unit holders may elect to hold their Units in uncertificated form. The Trustee will maintain an account for each such Unit holder and will credit each such account with the number of Units purchased by that Unit holder. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send to the registered owner of Units a written initial transaction statement containing a description of the Trust; the number of Units issued or transferred; the name, address and taxpayer identification number, if any, of the new registered owner; a notation of any liens and restrictions of the issuer and any adverse claims to which such Units are or may be subject or a statement that there are no such liens, restrictions or adverse claims; and the date the transfer was registered. Uncertificated Units are transferable through the same procedures applicable to Units evidenced by certificates (described above), except that no certificate need be presented to the Trustee and no certificate will be issued upon the transfer unless requested by the Unit holder. A Unit holder may at any time request the Trustee to issue certificates for Units.

Although no such charge is now made or contemplated, a Unit holder may be required to pay $2.00 to the Trustee per certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or exchange. For new certificates issued to replace destroyed, stolen or lost certificates, the Unit holder may be required to furnish indemnity satisfactory to the Trustee and pay such expenses as the Trustee may incur. Mutilated certificates must be surrendered to the Trustee for replacement.

How are Income and Capital Distributed?

The Trustee will distribute any net income (other than accreted interest) received with respect to any of the Securities in a Trust on or about the Income Distribution Dates to Unit holders of record on the preceding Income Record Date. See "Summary of Essential Information" appearing in Part One for each Trust. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker-dealer. The pro rata share of cash in the Capital Account of each Trust will be computed as of the date indicated in Part One for each Trust. Capital Account distributions to the Unit holders of record of a Trust as of the date indicated in Part One for each Trust will be made on the date indicated in Part One for each Trust. The Trustee is not required to pay interest on funds held in the Capital Account of a Trust (but may itself earn interest thereon and therefore benefit from the use of such funds) nor to make a distribution from the Capital Account of a Trust unless the amount available for distribution shall equal at least $1.00 per 1000 Units (if $1.00 per Unit) or $1.00 per 100 Units (if $10.00 per Unit). Proceeds received on the sale of any Securities in a Trust, to the extent not used to meet redemptions of Units or pay expenses, will however be distributed to Unit holders of record as indicated in Part One for each Trust. Income with respect to the original issue discount on the Treasury Obligations in a Growth and Treasury Trust will not be distributed currently, although Unit holders will be subject to Federal income tax as if a distribution had occurred. See "What is the Federal Tax Status of Unit Holders?"

Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of any distribution made by a Trust if the Trustee has not been furnished the Unit holder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unit holder under certain circumstances by contacting the Trustee, otherwise the amount may be recoverable only when filing a tax return. Under normal circumstances the Trustee obtains the Unit holder's tax identification number from the selling broker. However, a Unit holder should examine his or her statements from the Trustee to make sure that the Trustee has been provided a certified tax identification number in order to avoid this possible "back-up withholding." In the event the Trustee has not been previously provided such number, one should be provided as soon as possible.

Within a reasonable time after a Trust is terminated, each Unit holder who is not a Rollover Unit holder, if applicable, will, upon surrender of his Units for redemption, receive: (i) the pro rata share of the amounts realized upon the disposition of Equity Securities, unless he elects an In-Kind Distribution as described under "How May the Indenture be Amended or Terminated?", (ii) a pro rata share of the amounts realized upon the disposition of the Treasury Obligations (if applicable) and (iii) a pro rata share of any other assets of the Trust, less expenses of the Trust, subject to the limitation that Treasury Obligations (if applicable) may not be sold to pay for Trust expenses.

The Trustee will credit to the Income Account of a Trust any dividends received on the Equity Securities therein. All other receipts (e.g. return of principal, capital gains, etc.) are credited to the Capital Account of a Trust.

The Trustee may establish reserves (the "Reserve Account") within the Trust for state and local taxes, if any, and any governmental charges payable out of the Trust.

What Reports will Unit Holders Receive?

The Trustee shall furnish Unit holders in connection with each distribution a statement of the amount of income, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per 1,000 Units if $1.00 per Unit (or per 100 Units if $10.00 per Unit). Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a Unit holder of a Trust the following information in reasonable detail: (1) a summary of transactions in the Trust for such year; (2) any Securities sold during the year and the Securities held at the end of such year by the Trust;
(3) the redemption price per 1,000 Units if $1.00 per Unit (or per 100 Units if $10.00 per Unit) based upon a computation thereof on the 31st day of December of such year (or the last business day prior thereto); and (4) amounts of income and capital distributed during such year.

In order to comply with Federal and state tax reporting requirements, Unit holders will be furnished, upon request to the Trustee, evaluations of the Securities in the Trusts furnished to it by the Evaluator.

How May Units be Redeemed?

A Unit holder may redeem all or a portion of his Units by tender to the Trustee at its corporate trust office in the City of New York of the certificates representing the Units to be redeemed, or in the case of uncertificated Units, delivery of a request for redemption, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed as explained above (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates), and payment of applicable governmental charges, if any. No redemption fee will be charged. On the third business day following such tender, the Unit holder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee (if such day is a day on which the New York Stock Exchange is open for trading), except that as regards Units received after 4:00 p.m. Eastern time (or as of any earlier closing time on a day on which the New York Stock Exchange is scheduled in advance to close at such earlier time), the date of tender is the next day on which the New York Stock Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day. Units so redeemed shall be cancelled.

For Equity Trusts, any Unit holder tendering at least the minimum amount specified in "Summary of Essential Information" appearing in Part One for each Trust for redemption may request by written notice submitted at the time of tender from the Trustee in lieu of a cash redemption a distribution of shares of Equity Securities in an amount and value of Equity Securities per Unit equal to the Redemption Price Per Unit as determined as of the evaluation next following tender. To the extent possible, in-kind distributions ("In-Kind Distributions") shall be made by the Trustee through the distribution of each of the Equity Securities in book-entry form to the account of the Unit holder's bank or broker-dealer at the Depository Trust Company. An In-Kind Distribution will be reduced by customary transfer and registration charges. The tendering Unit holder will receive his pro rata number of whole shares of each of the Equity Securities comprising the portfolio and cash from the Capital Account equal to the fractional shares to which the tendering Unit holder is entitled. The Trustee may adjust the number of shares of any issue of Equity Securities included in a Unit holder's In-Kind Distribution to facilitate the distribution of whole shares, such adjustment to be made on the basis of the value of Equity Securities on the date of tender. If funds in the Capital Account are insufficient to cover the required cash distribution to the tendering Unit holder, the Trustee may sell Equity Securities in the manner described above.

Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unit holder's tax identification number in the manner required by such regulations. For further information regarding this withholding, see

"How are Income and Capital Distributed?" In the event the Trustee has not been previously provided such number, one must be provided at the time redemption is requested.

Any amounts paid on redemption representing income shall be withdrawn from the Income Account of a Trust to the extent that funds are available for such purpose, or from the Capital Account. All other amounts paid on redemption shall be withdrawn from the Capital Account of a Trust.

The Trustee is empowered to sell Securities of a Trust in order to make funds available for redemption. To the extent that Securities are sold, the size and diversity of the Trust will be reduced. Such sales may be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. For Growth and Treasury Trusts, Equity Securities will be sold to meet redemptions of Units before Treasury Obligations, although Treasury Obligations may be sold if the Growth and Treasury Trust is assured of retaining a sufficient principal amount of Treasury Obligations to provide funds upon maturity of the Trust at least equal to $1.00 per Unit, or $10.00 per Unit for certain Trusts.

The Redemption Price per Unit (as well as the secondary market Public Offering Price) will be determined on the basis of the bid price of the Treasury Obligations (if applicable) and the aggregate underlying value of the Equity Securities in the Trust, plus or minus cash, if any, in the Income and Capital Accounts of a Trust. The Redemption Price per Unit is the pro rata share of each Unit determined by the Trustee by adding: (1) the cash on hand in a Trust; (2) the aggregate value of the Securities held in a Trust, as determined by the Evaluator on the basis of bid prices of the Treasury Obligations (if applicable) and the aggregate underlying value of the Equity Securities in a Trust next computed; and (3) dividends receivable on Equity Securities trading ex-dividend as of the date of computation; and deducting therefrom: (1) amounts representing any applicable taxes or governmental charges payable out of a Trust; (2) any amounts owing to the Trustee for its advances; (3) an amount representing estimated accrued expenses of a Trust, including but not limited to fees and expenses of the Trustee (including legal and auditing fees), the Evaluator and supervisory fees, if any; (4) cash held for distribution to Unit holders of record of a Trust as of the business day prior to the evaluation being made; and (5) other liabilities incurred by a Trust; and finally dividing the results of such computation by the number of Units of the Trust outstanding as of the date thereof.

The aggregate value of the Equity Securities will be determined in the following manner: if the Equity Securities are listed on a national securities exchange or the NASDAQ National Market System, this evaluation is generally based on the closing sale prices on that exchange or that system (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or system, at the closing bid prices. If the Equity Securities are not so listed or, if so listed and the principal market therefore is other than on the exchange, the evaluation shall generally be based on the current bid price on the over-the-counter market (unless these prices are inappropriate as a basis for evaluation). If current bid prices are unavailable, the evaluation is generally determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Equity Securities on the bid side of the market or (c) by any combination of the above.

The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which the Securities and Exchange Commission determines that trading on the New York Stock Exchange is restricted or any emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of Unit holders to redeem their Units. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

How May Units be Purchased by the Sponsor?

The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase such Units by notifying the Trustee before 1:00 p.m. Eastern time on the same business day and by making payment therefor to the Unit holder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units. In the event the Sponsor does not purchase Units, the Trustee may sell Units tendered for redemption in the over-the-counter market, if any, as long as the amount to be received by the Unit holder is equal to the amount he would have received on redemption of the Units.

The offering price of any Units acquired by the Sponsor will be in accord with the Public Offering Price described in the then effective prospectus describing such Units. Any profit or loss resulting from the resale or redemption of such Units will belong to the Sponsor.

How May Securities be Removed from the Trusts?

The Portfolio of each Trust is not "managed" by the Sponsor or the Trustee; their activities described herein are governed solely by the provisions of the Indenture. The Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of an Equity Security in the event that an issuer defaults in the payment of a dividend that has been declared, that any action or proceeding has been instituted restraining the payment of dividends or there exists any legal question or impediment affecting such Equity Security, that the issuer of the Equity Security has breached a covenant which would affect the payments of dividends, the credit standing of the issuer or otherwise impair the sound investment character of the Equity Security, that the issuer has defaulted on the payment on any of its outstanding obligations, that the price of the Equity Security has declined to such an extent or other such credit factors exist so that in the opinion of the Sponsor, the retention of such Equity Securities would be detrimental to a Trust. Treasury Obligations in Growth and Treasury Trusts may be sold by the Trustee only pursuant to the liquidation of a Growth and Treasury Trust or to meet redemption requests. Pursuant to the Indenture and with limited exceptions, the Trustee may sell any securities or other property acquired in exchange for Equity Securities such as those acquired in connection with a merger or other transaction. If offered such new or exchanged securities or property, the Trustee shall reject the offer. However, in the event such securities or property are nonetheless acquired by a Trust, they may be accepted for deposit in such Trust and either sold by the Trustee or held in the Trust pursuant to the direction of the Sponsor (who may rely on the advice of the Portfolio Supervisor). Proceeds from the sale of Securities by the Trustee are credited to the Capital Account of a Trust for distribution to Unit holders or to meet redemptions. The Trustee may from time to time retain and pay compensation to the Sponsor (or an affiliate of the Sponsor) to act as agent for a Trust with respect to selling Equity Securities from such Trust. In acting in such capacity the Sponsor or its affiliate will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may also sell Securities designated by the Sponsor, or if not so directed, in its own discretion, for the purpose of redeeming Units of the Trust tendered for redemption and the payment of expenses; provided, however, that in the case of Securities sold to meet redemption requests, Treasury Obligations in Growth and Treasury Trusts may only be sold if the Trust is assured of retaining a sufficient principal amount of Treasury Obligations to provide funds upon maturity of a Growth and Treasury Trust at least equal to $1.00 per Unit, or $10.00 per Unit for certain Trusts. Treasury Obligations may not be sold by the Trustee to meet Trust expenses.

The Sponsor, in designating Equity Securities to be sold by the Trustee, will generally make selections in order to maintain, to the extent practicable, the proportionate relationship among the number of shares of individual issues of Equity Securities. To the extent this is not practicable, the composition and diversity of the Equity Securities may be altered. In order to obtain the best price for a Trust, it may be necessary for the Sponsor to specify minimum amounts (generally 100 shares) in which blocks of Equity Securities are to be sold. The Sponsor may consider sales of Units of unit investment trusts which it sponsors in making recommendations to the Trustee as to the selection of broker/dealers to execute the Trusts' portfolio transactions.

            INFORMATION AS TO SPONSOR, TRUSTEE AND EVALUATOR

Who is the Sponsor?

Nike Securities L.P., the Sponsor, specializes in the underwriting, trading and distribution of unit investment trusts and other securities. Nike Securities L.P., an Illinois limited partnership formed in 1991, acts as Sponsor for successive series of The First Trust Combined
Series, The First Trust Special Situations Trust, The First Trust
Insured Corporate Trust, The First Trust of Insured Municipal Bonds, The First Trust GNMA, Templeton Growth and Treasury Trust, Templeton Foreign Fund & U.S. Treasury Securities Trust and The Advantage Growth and Treasury Securities Trust. First Trust introduced the first insured unit investment trust in 1974 and to date more than $9 billion in First Trust unit investment trusts have been deposited. The Sponsor's employees include a team of professionals with many years of experience in the unit investment trust industry. The Sponsor is a member of the National Association of Securities Dealers, Inc. and Securities Investor
Protection Corporation and has its principal offices at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number (630) 241-4141. As of December 31, 1995, the total partners' capital of Nike Securities L.P.
was $9,033,760 (audited). (This paragraph relates only to the Sponsor and not to the Trusts or to any series thereof or to any other Underwriter. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

Who is the Trustee?

The Trustee is The Chase Manhattan Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th floor, New York, New York 10004-2413. Unit holders who have questions regarding the Trusts may call the Customer Service Help Line at 1-800-682-7520. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee, whose duties are ministerial in nature, has not participated in the selection of the Securities. For information relating to the responsibilities of the Trustee under the Indenture, reference is made to the material set forth under "Rights of Unit Holders."

The Trustee and any successor trustee may resign by executing an instrument in writing and filing the same with the Sponsor and mailing a copy of a notice of resignation to all Unit holders. Upon receipt of such notice, the Sponsor is obligated to appoint a successor trustee promptly. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. If upon resignation of a trustee no successor has accepted the appointment within 30 days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor Trustee. The Trustee must be a banking corporation organized under the laws of the United States or any State and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

Limitations on Liabilities of Sponsor and Trustee

The Sponsor and the Trustee shall be under no liability to Unit holders for taking any action or for refraining from taking any action in good faith pursuant to the Indenture, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith, gross negligence (ordinary negligence in the case of the Trustee) or reckless disregard of their obligations and duties. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Indenture, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Indenture.

The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Indenture or upon or in respect of a Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee.

If the Sponsor shall fail to perform any of its duties under the Indenture or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, or (b) terminate the Indenture and liquidate the Trust as provided herein, or (c) continue to act as Trustee without terminating the Indenture.

Who is the Evaluator?

The Evaluator is either Securities Evaluation Service, Inc., 531 East Roosevelt Road, Suite 200, Wheaton, Illinois 60187 or First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The address of First Trust Advisors L.P. is 1001 Warrenville Road, Lisle, Illinois 60532. See Part One for each Trust to determine if Securities Evaluation Service, Inc. or First Trust Advisors L.P. is evaluating such Trust. The Evaluator may resign or may be removed by the Sponsor and the Trustee, in which event the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within 30 days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

The Trustee, Sponsor and Unit holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unit holders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                            OTHER INFORMATION

How May the Indenture be Amended or Terminated?

The Sponsor and the Trustee have the power to amend the Indenture without the consent of any of the Unit holders when such an amendment is
(1) to cure any ambiguity or to correct or supplement any provision of the Indenture which may be defective or inconsistent with any other provision contained therein, or (2) to make such other provisions as shall not adversely affect the interest of the Unit holders (as determined in good faith by the Sponsor and the Trustee).

The Indenture provides that a Trust shall terminate upon the maturity, redemption or other disposition of the last of the Treasury Obligations held in a Growth and Treasury Trust, but in no event beyond the Mandatory Termination Date indicated in Part One for each Trust under "Summary of Essential Information." A Trust may be liquidated at any time by consent of 100% of the Unit holders of the Trust, by the Trustee in the event that Units of a Trust not yet sold aggregating more than 60% of the Units of the Trust are tendered for redemption by an Underwriter, including the Sponsor or, for Equity Trusts, by the Trustee when the principal amount of the Equity Securities owned by a Trust as shown by any evaluation, is less than the amount specified in Part One for each Trust. If a Trust is liquidated because of the redemption of unsold Units of the Trust by an Underwriter, the Sponsor will refund to each purchaser of Units of the Trust the entire sales charge and the transaction fees (if applicable) paid by such purchaser. In the event of termination, written notice thereof will be sent by the Trustee to all Unit holders of a Trust. Within a reasonable period after termination, the Trustee will follow the procedures set forth under "How are Income and Capital Distributed?"

Commencing on the Mandatory Termination Date, Equity Securities will begin to be sold in connection with the termination of a Trust. The Sponsor will determine the manner, timing and execution of the sale of the Equity Securities. Written notice of any termination of a Trust specifying the time or times at which Unit holders may surrender their certificates for cancellation shall be given by the Trustee to each Unit holder at his address appearing on the registration books of a Trust maintained by the Trustee. Not less than 60 days prior to the Mandatory Termination Date, the Trustee will provide written notice thereof to all

Unit holders and will include with such notice a form to enable Unit holders to elect a distribution of shares of Equity Securities (an "In-Kind Distribution"), if such Unit holder owns at least that minimum amount as set forth in "Summary of Essential Information" in Part One for each Trust, rather than receive payment in cash for such Unit holder's pro rata share of the amounts realized upon the disposition by the Trustee of Equity Securities. An In-Kind Distribution will be reduced by customary transfer and registration charges. To be effective, the election form, together with surrendered certificates and other documentation required by the Trustee, must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. Not less than 60 days prior to the termination of the Trust, those Unit holders with at least that minimum amount as set forth in "Summary of Essential Information" in Part One for each Trust, will be offered the option of having the proceeds from the Equity Securities distributed "In-Kind," or they will be paid in cash, as indicated above. For Growth and Treasury Trusts, all Unit holders will receive their pro rata portion of the Treasury Obligations in cash upon the termination of a Trust. A Unit holder may, of course, at any time after the Equity Securities are distributed, sell all or a portion of the shares. Unit holders not electing a distribution of shares of Equity Securities will receive a cash distribution from the sale of the remaining Securities within a reasonable time after a Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the funds of the Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in a Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unit holder his pro rata share of the balance of the Income and Capital Accounts.

Legal Opinions

The legality of the Units offered hereby and certain matters relating to Federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Carter, Ledyard & Milburn, acted as counsel for the Trustee and as special New York tax counsel for the Trust.

Experts

The financial statements of the various Series of the Trust appearing in Part One of this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere therein and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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CONTENTS:
The First Trust Special Situations Trust:
 What is The First Trust Special Situations Trust?                  3
 What are the Expenses and Charges?                                 3
 What is the Federal Tax Status of Unit Holders?                    5
 Why are Investments in the Trusts Suitable for
   Retirement Plans?                                                8
Portfolio:
 What are Treasury Obligations?8
 What are Equity Securities?                                        9
 What are Some Additional Considerations for Investors?            11
Public Offering:
 How is the Public Offering Price Determined?                      12
 How are Units Distributed?                                        12
 What are the Sponsor's Profits?                                   13
Rights of Unit Holders:
 How is Evidence of Ownership Issued and Transferred?              13
 How are Income and Capital Distributed?                           14
 What Reports will Unit Holders Receive?                           15
 How May Units be Redeemed?                                        15
 How May Units be Purchased by the Sponsor?                        16
 How May Securities be Removed
   from the Trusts?                                                17
Information as to Sponsor, Trustee and Evaluator:
 Who is the Sponsor?                                               17
 Who is the Trustee?                                               18
 Limitations on Liabilities of Sponsor and Trustee                 18
 Who is the Evaluator?                                             19
Other Information:
 How May the Indenture be Amended or Terminated?                   19
 Legal Opinions                                                    20
 Experts                                                           20

                               ___________

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE FUND HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

                   FIRST TRUST (registered trademark)

                             THE FIRST TRUST
                        SPECIAL SITUATIONS TRUST


                               Prospectus
                                Part Two
                            January 30, 1997

                   First Trust (registered trademark)
                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank
                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520

                          THIS PART TWO MUST BE
                 ACCOMPANIED BY PART ONE AND PART THREE.

                      PLEASE RETAIN THIS PROSPECTUS
                          FOR FUTURE REFERENCE


Page 24






                      TELEPHONE GROWTH TRUST SERIES
     The First Trust (registered trademark) Special Situations Trust

PROSPECTUS                          NOTE: THIS PART THREE PROSPECTUS
Part Three                                     MAY ONLY BE USED WITH
Dated March 31, 1997                           PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued by companies in the telephone industry, including common stock of foreign issuers in American Depositary Receipt ("ADR") form. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide income and potential capital appreciation by investing a Trust's portfolio in common stocks issued by companies in the telephone industry, including common stock of foreign issuers in American
Depositary Receipt ("ADR") form ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities, all of which may be issued by companies engaged in the telephone industry and are listed on a national securities exchange or the NASDAQ National Market System or are traded in the over-the-counter market.

The Equity Securities were chosen by the Sponsor for inclusion in the Trusts based on their growth potential and diversification within the telephone industry. In selecting the Equity Securities of both domestic and international companies which are leaders within the communications marketplace, the Sponsor applied database screening techniques, fundamental analysis and other analysis and judgment.

The telephone industry is one of today's most innovative market sectors and has become an important part of multimedia communications worldwide. This industry facilitates the exchange of ideas, messages, or information in a variety of formats which include speech, images, writing and signals. Companies within this field provide consumers with telephone equipment and services, as well as ongoing research and development to create more efficient communication processes. Some examples of telecommunications services are: worldwide telephone systems, wireless services and equipment (cellular telephones, pagers), data and voice transmission, computers, electronic equipment, video systems, television and radio transmission.

Research in areas such as fiber optics and digital compression may lead to further investment opportunities in the likely creation and deployment of interactive services. Further, the industry is diversified into many different sectors, with companies focused on established technologies, and those engaged in development or emerging technologies.

Evolving technology, corporate and regulatory events are redefining and broadening the telephone industry, as well as stimulating new services while unit costs are declining. The telephone industry has had a major role in the development of the information age and may provide new opportunities for earnings and dividend growth, although the industry is subject to fierce competition. The Sponsor believes that the communications industry is positioned for rapid growth. Even without this projected growth, the telephone industry should continue to serve customers using telephone services in both personal and business transactions in existing and expanding markets. There is no assurance that the objectives of the Trusts will be achieved or that growth in the telephone industry will translate into higher prices of the Equity Securities.

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Each Trust concentrates its equity securities in the telephone industry and, as a result, the value of the Units of a Trust may be susceptible to factors affecting the telephone industry. The telephone industry is subject to governmental regulation and the products and services of telecommunications companies may be subject to rapid obsolescence. These factors could affect the value of a Trust's Units. Telephone companies in the United States, for example, are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered. Certain types of companies represented in the Trust's portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility. While the Trusts' portfolios concentrate on the securities of established suppliers of traditional telecommunications products and services, the Trusts also invest in smaller telephone companies which may benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, and may also involve greater risk than large, established issuers. Such smaller companies may have limited product lines, market or financial resources, and their securities may trade less frequently and in limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of securities of other issuers.

For a discussion of American Depositary Receipts ("ADRs"), see "What are Equity Securities?" in Part Two of the Prospectus.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for volume purchases:

                                   Percent of       Percent of
                                   Offering         Net Amount
Number of Units                    Price            Invested
_______________                    __________       __________
 5,000 but less than 10,000        0.25%            0.2506%
10,000 but less than 25,000        0.50%            0.5025%
25,000 but less than 50,000        1.00%            1.0101%
50,000 or more                     2.00%            2.0408%

A dealer will receive from the Sponsor a dealer concession of 65% of the total sales charges for Units sold.

Any such reduced sales charge shall be the responsibility of the selling dealer. The reduced sales charge structure will apply on all purchases of Units in the Trusts by the same person on any one day from any one dealer. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the dealer of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor and the dealers and their subsidiaries, the sales charge is reduced by 2.0% of the Public Offering Price.

                      Telephone Growth Trust Series
     The First Trust (registered trademark) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A
SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

           TELEPHONE GROWTH & TREASURY SECURITIES TRUST SERIES
     The First Trust (registered trademark) Special Situations Trust

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated March 31, 1997                             PART ONE AND PART TWO

The Trusts. The Trusts consist of zero coupon U.S. Treasury bonds and common stocks issued by companies in the telephone industry, including common stock of foreign issuers in American Depositary Receipt ("ADR") form. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to protect Unit holders' capital and provide potential capital appreciation and income by investing a portion of each portfolio in zero coupon U.S. Treasury bonds ("Treasury Obligations"), and the remainder of a Trust's portfolio in common stocks issued by companies in the telephone industry, including common stock of foreign issuers in American Depositary Receipt ("ADR") form ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities, all of which may be issued by companies engaged in the telephone industry and are listed on a national securities exchange or the NASDAQ National Market System or are traded in the over-the-counter market.

The Equity Securities were chosen by the Sponsor for inclusion in the Trusts based on their growth potential and diversification within the telephone industry. In selecting the Equity Securities of both domestic and international companies which are leaders within the communications marketplace, the Sponsor applied database screening techniques, fundamental analysis and other analysis and judgment.

The telephone industry is one of today's most innovative market sectors and has become an important part of multimedia communications worldwide. This industry facilitates the exchange of ideas, messages, or information in a variety of formats which include speech, images, writing and signals. Companies within this field provide consumers with telephone equipment and services, as well as ongoing research and development to create more efficient communication processes. Some examples of telecommunications services are: worldwide telephone systems, wireless services and equipment (cellular telephones, pagers), data and voice transmission, computers, electronic equipment, video systems, television and radio transmission.

Research in areas such as fiber optics and digital compression may lead to further investment opportunities in the likely creation and deployment of interactive services. Further, the industry is diversified into many different sectors, with companies focused on established technologies, and those engaged in development or emerging technologies.

Evolving technology, corporate and regulatory events are redefining and broadening the telephone industry, as well as stimulating new services while unit costs are declining. The telephone industry has had a major role in the development of the information age and may provide new opportunities for earnings and dividend growth, although the industry is subject to fierce competition. The Sponsor believes that the communications industry is positioned for rapid growth. Even without this projected growth, the telephone industry should continue to serve customers using telephone services in both personal and business transactions in existing and expanding markets. There is no assurance that the objectives of the Trusts will be achieved or that growth in the telephone industry will translate into higher prices of the Equity Securities.

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Each Trust concentrates its equity securities in the telephone industry and, as a result, the value of the Units of a Trust may be susceptible to factors affecting the telephone industry. The telephone industry is subject to governmental regulation and the products and services of telecommunications companies may be subject to rapid obsolescence. These factors could affect the value of a Trust's Units. Telephone companies in the United States, for example, are subject to both state and federal regulations affecting permitted rates of returns and the kinds of services that may be offered. Certain types of companies represented in the Trust's portfolio are engaged in fierce competition for a share of the market of their products. As a result, competitive pressures are intense and the stocks are subject to rapid price volatility. While the Trusts' portfolios concentrate on the securities of established suppliers of traditional telecommunications products and services, the Trusts also invest in smaller telephone companies which may benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, and may also involve greater risk than large, established issuers. Such smaller companies may have limited product lines, market or financial resources, and their securities may trade less frequently and in limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of securities of other issuers.

For a discussion of American Depositary Receipts ("ADRs"), see "What are the Equity Securities?" in Part Two of the Prospectus.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for volume purchases:

                                   Percent of     Percent of
                                   Offering       Net Amount
Number of Units                    Price          Invested
_______________                    __________     __________
 10,000 but less than 50,000       0.60%          0.6036%
 50,000 but less than 100,000      1.30%          1.3171%
100,000 or more                    2.10%          2.1450%

A dealer will receive from the Sponsor a dealer concession of 65% of the total sales charge for Units sold.

Any such reduced sales charge shall be the responsibility of the selling dealer. The reduced sales charge structure will apply on all purchases of Units in the Trust by the same person on any one day from any one dealer. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the dealer of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor and the dealers and their subsidiaries, the sales charge is reduced by 2.0% of the Public Offering Price.

           Telephone Growth & Treasury Securities Trust Series
     The First Trust (registered trademark) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A
SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors

                          Financial Data Schedule


                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, THE FIRST TRUST SPECIAL SITUATIONS TRUST, SERIES 79 TELEPHONE GROWTH TRUST, SERIES 1 TELEPHONE GROWTH & TREASURY SECURITIES TRUST, SERIES 2, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on December 31, 1997.

                     THE FIRST TRUST SPECIAL SITUATIONS TRUST,
                       SERIES 79
                     TELEPHONE GROWTH TRUST, SERIES 1 TELEPHONE
                       GROWTH & TREASURY SECURITIES TRUST,
                       SERIES 2
                                    (Registrant)
                     ByNIKE SECURITIES L.P.
                                    (Depositor)


                     By  Robert M. Porcellino
                         Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

Robert D. Van Kampen    Director of       )
                      Nike Securities     )
                        Corporation,      )    December 31, 1997
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )
                                          )  Robert M. Porcellino
David J. Allen        Director of Nike    )    Attorney-in-Fact**
                  Securities Corporation,
                   the Genral Partner of
                    Nike Securities L.P.

* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2
                 CONSENT OF INDEPENDENT AUDITORS


We consent to the reference to our firm under the caption "Experts" and to the use of our report dated December 5, 1997 in this Post-Effective Amendment to the Registration Statement and related Prospectus of The First Trust Special Situations Trust dated December 26, 1997.



                                        ERNST & YOUNG LLP





Chicago, Illinois
December 24, 1997